Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets

	2021	2020
Fair Value, Beginning of Year	52	52
Acquisition (Note 5A)	1	—
Fair Value, End of Year	53	52

Summary of Unrealized Risk Management Positions
Summary of Unrealized Risk Management Positions

	2021			2020
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	46	116	(70)	5	58	(53)
Exchange Rate Contracts	2	—	2	—	—	—
	48	116	(68)	5	58	(53)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

As at December 31,	2021	2020
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(68)	(53)

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

	2021	2020
Fair Value of Contracts, Beginning of Year	(53)	3
Acquisition (Note 5A)	(14)	—
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(995)	(308)
Fair Value of Contracts Realized During the Year	993	252
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1	—
Fair Value of Contracts, End of Year	(68)	(53)

Summary of Offsetting Risk Management Positions

	2021			2020
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	263	331	(68)	70	123	(53)
Amount Offset	(215)	(215)	—	(65)	(65)	—
Net Amount	48	116	(68)	5	58	(53)

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

As at December 31, 2021	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(45)	45

As at December 31, 2020	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(41)	32
WTI Option Implied Volatility	± five percent	(18)	17
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility	± five percent	7	(10)
The impact of a five percent increase or decrease in WTI option price volatility and the Canadian-U.S. dollar foreign exchange rate options would result in nominal unrealized gains (losses) to earnings before income tax.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2021	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(225)	225
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	4	(4)
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(2)	2
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)

As at December 31, 2020	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(44)	44
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	(2)	2

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions

For the years ended December 31,	2021	2020	2019
Realized (Gain) Loss	993	252	7
Unrealized (Gain) Loss	2	56	149
(Gain) Loss on Risk Management	995	308	156